Investment Objectives and Goals - Arin Tactical Tail Risk ETF	Aug. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Arin Tactical Tail Risk ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Arin Tactical Tail Risk ETF (the “Fund”) seeks to maximize total return through a combination of capital appreciation and current income.